Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense (recovery)	$ 161	$ (53)
Deferred tax expense	11	389
Income tax expense	172	336	[1]
Income tax receivable	(34)
Income tax payable		$ 66
Income taxes paid	$ 252

[1]	Please refer to Note 4 for retrospective change of accounting policy.